Primary and secondary segments reporting - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business segments
Net interest income	€ 33,370	€ 31,994	€ 35,283
Net fee income	10,502	10,015	11,779
Gains (losses) on financial transactions	1,563	2,187	1,531
Other operating income	969	83	636
Total income	46,404	44,279	49,229
Administrative expenses, depreciation and amortisation	(21,415)	(21,130)	(23,280)
Profit from operations	24,989	23,149	25,949
Net loan-loss provisions	(7,436)	(12,432)	(9,321)
Other gains (losses) and provisions	(3,006)	(12,793)	(4,085)
Operating profit/(loss) before tax	14,547	(2,076)	12,543
Income tax	(4,894)	(5,632)	(4,427)
Profit/(loss) from continuing operations	9,653	(7,708)	8,116
Profit from discontinued operations (net)	0	0	0
Profit/(loss) for the year	9,653	(7,708)	8,116
Profit/(loss) attributable to non-controlling interests	1,529	1,063	1,601
Profit attributable to the parent	8,124	(8,771)	6,515
Release presented in net loan loss provision instead of other gains (losses) and provisions for segment presentation	29	50	31
Restructuring costs, net of tax	(530)	(1,114)	(864)
Change in valuation of goodwill from acquisitions		(10,100)
Other charges		(138)
Provisions intangible assets and other			(174)
Gain on integration of custody business			693
Prisma
Business segments
Gain on sale of holdings in joint venture			136
Spain
Business segments
Change in valuation of deferred tax asset		(2,500)
Losses related to real estate business			(405)
Brazil
Business segments
Tax effect from change in tax rate			551
Santander UK
Business segments
Goodwill impairment, net of tax			(1,491)
Provisions for PPI			(183)
Underlying results
Business segments
Net interest income	33,370	31,994	35,283
Net fee income	10,502	10,015	11,779
Gains (losses) on financial transactions	1,563	2,187	1,531
Other operating income	969	404	901
Total income	46,404	44,600	49,494
Administrative expenses, depreciation and amortisation	(21,415)	(20,967)	(23,280)
Profit from operations	24,989	23,633	26,214
Net loan-loss provisions	(7,436)	(12,174)	(9,321)
Other gains (losses) and provisions	(2,293)	(1,785)	(1,964)
Operating profit/(loss) before tax	15,260	9,674	14,929
Income tax	(5,076)	(3,516)	(5,103)
Profit/(loss) from continuing operations	10,184	6,158	9,826
Profit from discontinued operations (net)	0	0	0
Profit/(loss) for the year	10,184	6,158	9,826
Profit/(loss) attributable to non-controlling interests	1,530	1,077	1,574
Profit attributable to the parent	8,654	5,081	8,252
Adjustments
Business segments
Net interest income	0	0	0
Net fee income	0	0	0
Gains (losses) on financial transactions	0	0	0
Other operating income	0	(321)	(265)
Total income	0	(321)	(265)
Administrative expenses, depreciation and amortisation	0	(163)	0
Profit from operations	0	(484)	(265)
Net loan-loss provisions	0	(258)	0
Other gains (losses) and provisions	(713)	(11,008)	(2,121)
Operating profit/(loss) before tax	(713)	(11,750)	(2,386)
Income tax	182	(2,116)	676
Profit/(loss) from continuing operations	(531)	(13,866)	(1,710)
Profit from discontinued operations (net)	0	0	0
Profit/(loss) for the year	(531)	(13,866)	(1,710)
Profit/(loss) attributable to non-controlling interests	(1)	(14)	27
Profit attributable to the parent	€ (530)	€ (13,852)	€ (1,737)